Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies.
Schedule of aggregate future minimum lease payments under operating lease agreements

At December 31, 2013, the aggregate future minimum lease payments under these operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2014	$6,083
2015	5,943
2016	5,788
2017	5,127
2018	4,503
Thereafter	63,823
Total minimum future lease payments	$91,267